Share-based compensation - Fair value inputs (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangements [Abstract]
Weighted average exercise price (in cad per share)	$ 45.09	$ 53.19